Document and Entity Information	Feb. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 20, 2023
Entity File Number	001-11460
Entity Registrant Name	Eterna Therapeutics Inc.
Entity Central Index Key	0000748592
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	31-1103425
Entity Address, Address Line One	10531 4S COMMONS DRIVE
Entity Address, Address Line Two	SUITE 166-550
Entity Address, City or Town	SAN DIEGO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92127
City Area Code	212
Local Phone Number	582-1199
Title of 12(b) Security	Common Stock, par value $0.005 per share
Trading Symbol	ERNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false